Consolidated Statements of Operations - USD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
REVENUE			$ 16,519,081	$ 6,783,957
COST OF REVENUE			8,546,840	4,139,251
GROSS PROFIT			7,972,241	2,644,706
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES		(15,017,532)	(13,861,742)	(5,664,675)
PROVISION FOR EXPECTED CREDIT LOSSES		(9,850,811)
RESEARCH AND DEVELOPMENT EXPENSES		(121,580)	(68,275,869)	(817,794)
STOCK COMPENSATION EXPENSE		(3,493,563)	(4,732,700)	(5,717,900)
IMPAIRMENT LOSS OF LONG-LIVED ASSETS		(9,357,062)		(99,943)
LOSS FROM OPERATIONS		(37,840,548)	(78,898,070)	(9,655,606)
OTHER INCOME (EXPENSE), NET
Other (expense) income, net		(2,844)	1,696,984	31,083
Interest income			1	136
Finance expense		(6,273)	(7,033)	(14,226)
TOTAL OTHER INCOME (EXPENSE), NET		(9,117)	1,689,952	16,993
LOSS BEFORE PROVISION FOR INCOME TAXES		(37,849,665)	(77,208,118)	(9,638,613)
PROVISION FOR INCOME TAXES
LOSS FROM CONTINUING OPERATIONS		(37,849,665)	(77,208,118)	(9,638,613)
DISCONTINUED OPERATIONS:
Net gain on sale of discontinued operations, net of applicable income taxes				1,400,100
NET LOSS		$ (37,849,665)	$ (77,208,118)	$ (8,238,513)
Weighted average number of shares*
Weighted average number of shares basic (in Shares)	[1]	9,167,238	3,880,561	1,702,387
Loss per share - basic and diluted*
Continuing operations (in Dollars per share)	[1]	$ (4.13)	$ (19.9)	$ (5.66)
Discontinued operations (in Dollars per share)	[1]			0.82
Total (in Dollars per share)	[1]	$ (4.13)	$ (19.9)	$ (4.84)

[1]	Giving retroactive effect to the 40-for-1 reverse share split on September 26, 2022 and the alteration of the authorized issued share capital from ordinary shares into Class A and Class B ordinary shares on March 24, 2023